Schedule of Investments (unaudited)
February 28, 2022
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.9%
BAE Systems PLC	1,131,035	$ 10,859,055
Huntington Ingalls Industries, Inc.	26,107	5,336,271
Lockheed Martin Corp.	17,705	7,680,429
Raytheon Technologies Corp.	107,015	10,990,440
		34,866,195
Auto Components — 1.0%
Lear Corp.	58,796	9,250,963
Automobiles — 1.3%
General Motors Co.(a)	239,403	11,184,908
Banks — 5.3%
Citigroup, Inc.	294,478	17,441,932
Comerica, Inc.	32,216	3,076,306
M&T Bank Corp.	28,857	5,258,611
Wells Fargo & Co.	400,350	21,366,679
		47,143,528
Beverages — 0.2%
Coca-Cola Co.	25,378	1,579,527
Capital Markets — 0.6%
Invesco Ltd.	244,869	5,201,018
Communications Equipment — 1.6%
Cisco Systems, Inc.	257,412	14,355,867
Consumer Finance — 0.7%
Capital One Financial Corp.	42,487	6,511,982
Containers & Packaging — 1.2%
Sealed Air Corp.	158,261	10,624,061
Diversified Financial Services — 2.2%
Apollo Global Management, Inc.	168,648	11,005,969
Equitable Holdings, Inc.	261,993	8,556,691
		19,562,660
Diversified Telecommunication Services — 2.6%
AT&T Inc.	504,292	11,946,677
Verizon Communications, Inc.	203,940	10,945,460
		22,892,137
Electric Utilities — 1.1%
American Electric Power Co., Inc.	65,330	5,922,164
Edison International	63,085	4,000,851
		9,923,015
Equity Real Estate Investment Trusts (REITs) — 1.2%
SL Green Realty Corp.	131,254	10,437,318
Food Products — 1.9%
Danone SA	69,376	4,220,784
Kraft Heinz Co.	178,928	7,017,556
Mondelez International, Inc., Class A	81,747	5,352,794
		16,591,134
Health Care Equipment & Supplies — 2.6%
DENTSPLY SIRONA, Inc.	125,746	6,807,889
Medtronic PLC	88,592	9,301,274
Zimmer Biomet Holdings, Inc.	54,591	6,943,429
		23,052,592
Health Care Providers & Services — 4.4%
Anthem, Inc.	25,065	11,325,620
Cardinal Health, Inc.	56,262	3,038,711
Cigna Corp.	27,675	6,580,561
CVS Health Corp.	80,306	8,323,717
Security	Shares	Value
Health Care Providers & Services (continued)
Humana, Inc.	8,249	$ 3,582,706
Laboratory Corp. of America Holdings(a)	22,030	5,975,858
		38,827,173
Household Durables — 0.8%
Newell Brands, Inc.	283,391	6,730,536
Household Products — 1.3%
Kimberly-Clark Corp.	65,862	8,571,939
Reckitt Benckiser Group PLC	33,470	2,834,143
		11,406,082
Industrial Conglomerates — 0.6%
3M Co.	19,297	2,868,499
Siemens AG, Registered Shares	18,841	2,654,366
		5,522,865
Insurance — 6.2%
American International Group, Inc.	181,908	11,140,046
Fidelity National Financial, Inc.	156,445	7,453,040
MetLife, Inc.	119,804	8,092,760
Prudential Financial, Inc.	93,304	10,418,325
Prudential PLC	263,921	3,990,083
Swiss Re AG	55,152	5,270,089
Willis Towers Watson PLC	38,278	8,509,199
		54,873,542
IT Services — 2.2%
Cognizant Technology Solutions Corp., Class A	103,369	8,903,172
Fidelity National Information Services, Inc.	108,817	10,362,643
		19,265,815
Machinery — 1.7%
Komatsu Ltd.	674,700	15,520,758
Multiline Retail — 0.8%
Dollar General Corp.	35,531	7,047,219
Multi-Utilities — 1.8%
Ameren Corp.	43,938	3,776,471
CenterPoint Energy, Inc.	57,995	1,586,163
Public Service Enterprise Group, Inc.	42,969	2,785,681
Sempra Energy	55,842	8,053,533
		16,201,848
Oil, Gas & Consumable Fuels — 5.5%
BP PLC	4,353,241	21,218,203
ConocoPhillips	43,062	4,084,861
EQT Corp.	520,485	12,044,023
Hess Corp.	60,804	6,144,852
Williams Cos., Inc.	168,017	5,255,572
		48,747,511
Personal Products — 1.2%
Unilever PLC, ADR	203,180	10,213,859
Pharmaceuticals — 6.8%
AstraZeneca PLC	126,556	15,382,420
Bayer AG, Registered Shares	249,918	14,436,012
Johnson & Johnson	15,093	2,483,855
Merck & Co., Inc.	110,724	8,479,244
Sanofi	184,990	19,337,484
		60,119,015
Professional Services — 1.0%
Leidos Holdings, Inc.	88,140	8,976,178

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc.	22,801	$ 3,059,894
Broadcom, Inc.	19,845	11,657,747
		14,717,641
Software — 0.9%
SS&C Technologies Holdings, Inc.	100,817	7,558,250
Specialty Retail — 0.4%
Ross Stores, Inc.	34,942	3,193,349
Textiles, Apparel & Luxury Goods — 0.8%
Ralph Lauren Corp.	54,425	7,186,277
Tobacco — 1.7%
Altria Group, Inc.	99,138	5,084,788
British American Tobacco PLC	231,775	10,157,983
		15,242,771
Wireless Telecommunication Services — 2.5%
Rogers Communications, Inc., Class B	239,696	12,384,766
Vodafone Group PLC	5,560,248	9,787,922
		22,172,688
Total Common Stocks — 69.7% (Cost: $556,579,154)		616,700,282
		Par (000)
Equity-Linked Notes
Aerospace & Defense — 2.1%
BNP Paribas Securities Corporation (Raytheon Technologies Corp.) 20.67% 04/04/22	USD	69,800	6,813,987
RBC Capital Markets LLC (BAE Systems PLC) 13.97% 03/14/22	GBP	627,600	5,208,354
SG Americas Securities LLC (Huntington Ingalls Industries, Inc.) 20.00% 03/07/22	USD	10,700	2,152,517
TD Securities (USA) LLC (Lockheed Martin Corp.) 18.87% 04/07/22		9,800	3,991,597
			18,166,455
Auto Components — 0.1%
SG Americas Securities LLC (Lear Corp.) 21.50% 03/07/22		7,800	1,235,195
Automobiles — 0.5%
JP Morgan Securities LLC (General Motors Co.) 26.33% 03/17/22		84,100	3,989,630
Banks — 2.0%
Barclays Capital, Inc. (M&T Bank Corp.) 21.91% 03/24/22		17,400	3,097,616
BNP Paribas Securities Corporation (Citigroup, Inc.) 22.85% 03/07/22		108,200	6,422,333
TD Securities, Inc. (Comerica, Inc.) 18.97% 03/03/22		23,000	2,202,267
TD Securities, Inc. (Wells Fargo & Co.) 26.29% 03/03/22		110,300	5,909,578
			17,631,794
Beverages — 0.4%
Goldman Sachs & Co. LLC (Coca-Cola Co.) 14.49% 03/17/22		64,700	3,944,116
Capital Markets — 0.5%
BMO Capital Markets Corp. (Invesco Ltd.) 24.72% 03/17/22		110,600	2,349,330
JP Morgan Securities LLC (Intercontinental Exchange, Inc.) 15.60% 03/10/22		14,600	1,851,787
			4,201,117
Security		Par (000)	Value
Communications Equipment — 0.9%
SG Americas Securities LLC (Cisco Systems, Inc.) 20.65% 04/07/22	USD	150,800	$ 8,253,284
Consumer Finance — 0.4%
Credit Suisse Securities (USA) LLC (Capital One Financial Corp.) 21.35% 03/28/22		21,400	3,276,417
Containers & Packaging — 0.3%
Barclays Capital, Inc. (Sealed Air Corp.) 17.36% 03/03/22		35,600	2,387,385
Diversified Financial Services — 0.8%
JP Morgan Securities LLC (Apollo Global Management, Inc.) 27.02% 03/24/22		83,700	5,541,006
RBC Capital Markets LLC (Equitable Holdings, Inc.) 22.78% 03/03/22		60,000	1,966,476
			7,507,482
Diversified Telecommunication Services — 1.0%
Barclays Capital, Inc. (AT&T Inc.) 16.99% 03/21/22		189,100	4,495,752
TD Securities, Inc. (Verizon Communications, Inc.) 14.56% 03/03/22		84,000	4,512,681
			9,008,433
Electric Utilities — 0.5%
BNP Paribas Securities Corporation (American Electric Power Co., Inc.) 12.03% 03/07/22		27,100	2,458,874
BOFA Securities, Inc. (Edison International) 21.72% 04/04/22		33,900	2,075,441
			4,534,315
Equity Real Estate Investment Trusts (REITs) — 0.7%
Barclays Capital, Inc. (SL Green Realty Corp.) 32.22% 04/07/22		74,700	5,966,387
Food Products — 0.8%
JP Morgan Securities LLC (Kraft Heinz Co.) 25.07% 03/24/22		70,600	2,618,803
RBC Capital Markets LLC (Danone SA) 19.90% 03/14/22	EUR	21,000	1,284,372
TD Securities (USA) LLC (Mondelez International, Inc.) 14.98% 04/07/22	USD	46,600	3,053,575
			6,956,750
Health Care Equipment & Supplies — 1.2%
Goldman Sachs & Co. LLC (Medtronic PLC) 13.05% 03/17/22		36,100	3,791,778
Goldman Sachs & Co. LLC (Zimmer Biomet Holdings, Inc.) 20.70% 03/17/22		26,900	3,354,351
JP Morgan Securities LLC (DENTSPLY SIRONA, Inc.) 25.22% 04/07/22		64,600	3,635,688
			10,781,817
Health Care Providers & Services — 1.9%
Barclays Capital, Inc. (Cigna Corp.) 24.59% 03/24/22		15,700	3,502,430
Barclays Capital, Inc. (Humana, Inc.) 17.15% 03/21/22		3,700	1,503,588
BMO Capital Markets Corp. (Laboratory Corp. of America Holdings) 16.83% 03/21/22		10,200	2,768,674
BOFA Securities, Inc. (CVS Health Corp.) 16.54% 04/04/22		43,100	4,408,021
JP Morgan Securities LLC (Anthem, Inc.) 17.70% 03/17/22		6,900	3,053,604
RBC Capital Markets LLC (Cardinal Health, Inc.) 21.63% 03/03/22		31,500	1,698,739
			16,935,056

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables — 0.4%
Barclays Capital, Inc. (Newell Brands, Inc.) 14.23% 04/07/22(b)	USD	133,300	$ 3,195,201
Household Products — 0.6%
Barclays Capital, Inc. (Kimberly-Clark Corp.) 17.15% 03/21/22		30,700	3,990,193
RBC Capital Markets LLC (Reckitt Benckiser Group PLC) 20.19% 03/31/22	GBP	17,200	1,403,665
			5,393,858
Industrial Conglomerates — 0.3%
Goldman Sachs & Co. LLC (3M Co.) 15.74% 03/21/22	USD	8,900	1,338,474
HSBC Securities (USA), Inc. (Siemens AG) 17.51% 03/31/22	EUR	9,600	1,373,600
			2,712,074
Insurance — 3.0%
BOFA Securities, Inc. (MetLife, Inc.) 12.90% 04/04/22	USD	70,100	4,642,022
Credit Suisse Securities (USA) LLC (American International Group, Inc.) 20.55% 03/28/22		100,300	6,116,607
Goldman Sachs & Co. LLC (Willis Towers Watson PLC) 13.24% 03/21/22(b)		17,800	3,986,628
JP Morgan Securities LLC (Fidelity National Financial, Inc.) 18.40% 03/10/22		67,800	3,253,012
JP Morgan Securities LLC (Prudential Financial, Inc.) 20.55% 03/07/22		38,800	4,355,295
RBC Capital Markets LLC (Prudential PLC) 21.58% 03/14/22	GBP	117,000	1,800,614
RBC Capital Markets LLC (Swiss Re AG) 13.29% 03/31/22	CHF	28,400	2,753,861
			26,908,039
IT Services — 0.9%
Barclays Capital, Inc. (Cognizant Technology Solutions Corp.) 9.57% 04/07/22(b)	USD	60,500	5,210,260
Credit Suisse Securities (USA) LLC (Fidelity National Information Services, Inc.) 20.80% 04/04/22		32,500	3,075,386
			8,285,646
Multiline Retail — 0.3%
Credit Suisse Securities (USA) LLC (Dollar General Corp.) 16.10% 03/10/22		12,300	2,443,516
Multi-Utilities — 1.4%
BNP Paribas Securities Corporation (CenterPoint Energy, Inc.) 16.31% 04/04/22		91,300	2,474,533
BNP Paribas Securities Corporation (Sempra Energy) 19.50% 03/28/22		28,200	3,892,194
BOFA Securities, Inc. (Public Service Enterprise Group, Inc.) 15.44% 03/17/22		39,000	2,498,618
Credit Suisse Securities (USA) LLC (Ameren Corp.) 14.30% 03/10/22		26,100	2,228,217
TD Securities, Inc. (NiSource, Inc.) 15.57% 03/03/22		51,200	1,451,074
			12,544,636
Oil, Gas & Consumable Fuels — 1.8%
Goldman Sachs & Co. LLC (EQT Corp.) 24.65% 03/24/22		83,030	1,893,262
Goldman Sachs & Co. LLC (Hess Corp.) 21.53% 03/24/22		30,200	2,951,733
Goldman Sachs & Co. LLC (Williams Cos., Inc.) 24.24% 03/24/22		111,100	3,415,466
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
RBC Capital Markets LLC (BP PLC) 33.68% 03/14/22	GBP	1,073,100	$ 5,300,619
SG Americas Securities LLC (ConocoPhillips) 19.50% 04/07/22	USD	25,100	2,190,055
			15,751,135
Personal Products — 0.5%
Credit Suisse Securities (USA) LLC (Unilever PLC) 18.70% 03/10/22		88,100	4,410,044
Pharmaceuticals — 2.4%
Barclays Capital, Inc. (Merck & Co., Inc.) 18.34% 03/03/22		24,000	1,840,983
Credit Suisse Securities (USA) LLC (Bayer AG) 18.45% 03/31/22	EUR	65,300	3,760,687
Goldman Sachs & Co. LLC (Pfizer, Inc.) 23.10% 03/17/22	USD	34,900	1,661,507
HSBC Securities (USA), Inc. (AstraZeneca PLC) 27.12% 03/14/22	GBP	56,000	6,527,555
HSBC Securities (USA), Inc. (Sanofi) 15.39% 03/31/22	EUR	49,400	5,129,739
JP Morgan Securities LLC (Johnson & Johnson) 15.22% 04/07/22	USD	12,000	1,897,680
			20,818,151
Semiconductors & Semiconductor Equipment — 0.5%
BMO Capital Markets Corp. (Applied Materials, Inc.) 18.33% 03/21/22		10,600	1,430,213
Goldman Sachs & Co. LLC (Broadcom, Inc.) 22.74% 03/17/22		5,000	2,855,762
			4,285,975
Software — 0.5%
BNP Paribas Securities Corporation (SS&C Technologies Holdings, Inc.) 19.91% 04/04/22		54,200	4,064,587
Specialty Retail — 0.1%
BNP Paribas Securities Corporation (Ross Stores, Inc.) 19.40% 03/03/22		14,500	1,327,716
Textiles, Apparel & Luxury Goods — 0.4%
JP Morgan Securities LLC (Gildan Activewear, Inc.) 21.67% 03/17/22		38,800	1,523,074
RBC Capital Markets LLC (Ralph Lauren Corp.) 21.82% 03/03/22		15,900	1,991,456
			3,514,530
Tobacco — 0.9%
BOFA Securities, Inc. (Altria Group, Inc.) 26.60% 04/07/22		55,300	2,788,299
HSBC Securities (USA), Inc. (British American Tobacco PLC) 21.82% 03/14/22	GBP	127,400	5,474,693
			8,262,992
Wireless Telecommunication Services — 0.6%
RBC Capital Markets LLC (Rogers Communications, Inc.) 12.03% 03/07/22	CAD	44,500	2,216,085
RBC Capital Markets LLC (Vodafone Group PLC) 21.89% 03/31/22	GBP	1,855,400	3,319,289
			5,535,374
Total Equity-Linked Notes — 28.7% (Cost: $258,458,928)			254,229,107
Total Long-Term Investments — 98.4% (Cost: $815,038,082)			870,929,389

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(c)(d)
Money Market Funds — 5.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	50,379,646	$ 50,379,646
Total Short-Term Securities — 5.7% (Cost: $50,379,646)		50,379,646
Total Investments — 104.1% (Cost: $865,417,728)		921,309,035
Liabilities in Excess of Other Assets — (4.1)%		(36,048,646)
Net Assets — 100.0%		$ 885,260,389
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 11,867,334	$ 38,512,312(a)	$ —	$ —	$ —	$ 50,379,646	50,379,646	$ 962	$ —
(a)	Represents net amount purchased (sold).
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock High Equity Income Fund
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 24,007,140	$ 10,859,055	$ —	$ 34,866,195
Auto Components	9,250,963	—	—	9,250,963
Automobiles	11,184,908	—	—	11,184,908
Banks	47,143,528	—	—	47,143,528
Beverages	1,579,527	—	—	1,579,527
Capital Markets	5,201,018	—	—	5,201,018
Communications Equipment	14,355,867	—	—	14,355,867
Consumer Finance	6,511,982	—	—	6,511,982
Containers & Packaging	10,624,061	—	—	10,624,061
Diversified Financial Services	19,562,660	—	—	19,562,660
Diversified Telecommunication Services	22,892,137	—	—	22,892,137
Electric Utilities	9,923,015	—	—	9,923,015
Equity Real Estate Investment Trusts (REITs)	10,437,318	—	—	10,437,318
Food Products	12,370,350	4,220,784	—	16,591,134
Health Care Equipment & Supplies	23,052,592	—	—	23,052,592
Health Care Providers & Services	38,827,173	—	—	38,827,173
Household Durables	6,730,536	—	—	6,730,536
Household Products	8,571,939	2,834,143	—	11,406,082
Industrial Conglomerates	2,868,499	2,654,366	—	5,522,865
Insurance	45,613,370	9,260,172	—	54,873,542
IT Services	19,265,815	—	—	19,265,815
Machinery	—	15,520,758	—	15,520,758
Multiline Retail	7,047,219	—	—	7,047,219
Multi-Utilities	16,201,848	—	—	16,201,848
Oil, Gas & Consumable Fuels	27,529,308	21,218,203	—	48,747,511
Personal Products	10,213,859	—	—	10,213,859
Pharmaceuticals	10,963,099	49,155,916	—	60,119,015
Professional Services	8,976,178	—	—	8,976,178
Semiconductors & Semiconductor Equipment	14,717,641	—	—	14,717,641
Software	7,558,250	—	—	7,558,250
Specialty Retail	3,193,349	—	—	3,193,349
Textiles, Apparel & Luxury Goods	7,186,277	—	—	7,186,277
Tobacco	5,084,788	10,157,983	—	15,242,771
Wireless Telecommunication Services	12,384,766	9,787,922	—	22,172,688
Equity-Linked Notes	—	241,837,018	12,392,089	254,229,107
Short-Term Securities
Money Market Funds	50,379,646	—	—	50,379,646
	$ 531,410,626	$ 377,506,320	$ 12,392,089	$ 921,309,035
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Equity-Linked Notes	Total
Assets
Opening Balance, as of May 31, 2021	$ 4,445,158	$ 35,447,486	$ 39,892,644
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Net realized gain (loss)	3,197,112	(44,594)	3,152,518
Net change in unrealized appreciation (depreciation)(a)	(2,629,858)	(331,236)	(2,961,094)
Purchases	—	12,593,802	12,593,802
Sales	(5,012,412)	(35,273,369)	(40,285,781)
Closing Balance, as of February 28, 2022	$ —	$ 12,392,089	$ 12,392,089
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2022(a)	$ —	$ (201,713)	$ (201,713)

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock High Equity Income Fund
(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2022, is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt